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COLONIAL MUTUAL FUNDS
One Financial Center
Boston, Massachusetts  02111
617-426-3750



March 31, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust IV (the "Trust")
         Colonial Utilities Fund
         File Nos. 811-2865 & 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated March 30, 1998 and Prospectus Supplement dated January 15, 1998 for the Fund does not differ from that contained in Post-Effective Amendment No. 48 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 30, 1998 (accession number 0000276716-98-000007).

The  above  referenced  Prospectus,   Prospectus  Supplement  and  Statement  of
Additional Information are now being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.

Very truly yours,
COLONIAL TRUST IV on behalf of
Colonial Utilities Fund



Ellen Harrington
Assistant Secretary

cc:       T. Festekjian
          J. Loder
          M. Muller
          M.C. Teleman
          E. Edson
          J. Lennon
          R. Petrino
          D. Young(2)